Annual Operating Expenses {- Fidelity® Series Value Discovery Fund} - 01.31 Fidelity Series Value Discovery Fund Series PRO-11 - Fidelity® Series Value Discovery Fund - Fidelity Series Value Discovery Fund-Default
Apr. 01, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none